Quarterly Holdings Report
for
Fidelity® New Jersey Municipal Income Fund
August 31, 2026
NJT-NPRT3-1026
1.805777.122
Municipal Securities - 95.6%
	Principal Amount (a)	Value ($)
Delaware,New Jersey - 0.6%
Transportation - 0.6%
Delaware River & Bay Auth Series 2022, 5% 1/1/2042	2,075,000	2,160,045
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2041	500,000	526,040
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2042	800,000	838,551
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2043	600,000	626,692
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2044	425,000	442,298
TOTAL DELAWARE,NEW JERSEY		4,593,626
Guam - 0.9%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	1,440,000	1,555,076
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2039	1,000,000	1,060,804
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2040	1,200,000	1,258,352
TOTAL SPECIAL TAX		3,874,232
Water & Sewer - 0.3%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2036	585,000	626,240
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2037	820,000	869,862
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2038	1,010,000	1,062,017
TOTAL WATER & SEWER		2,558,119
TOTAL GUAM		6,432,351
New Jersey - 76.5%
Education - 16.0%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	4,650,000	4,685,318
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2027 (d)	2,500,000	2,511,851
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (d)	255,000	256,267
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (d)	2,355,000	2,427,773
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	2,000,000	2,047,601
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2028	700,000	723,445
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (d)	1,000,000	1,023,181
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (d)	1,175,000	1,220,566
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (d)	1,600,000	1,637,089
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (d)	1,000,000	1,038,779
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2026 (d)	325,000	326,614
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2027 (d)	325,000	332,292
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (d)	400,000	414,718
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (d)	1,050,000	1,099,597
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2027 (d)	1,325,000	1,354,731
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (d)	1,450,000	1,503,352
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (d)	1,415,000	1,481,838
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2026 (d)	1,275,000	1,281,334
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (d)	7,000,000	7,034,774
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2019C, 3.625% 12/1/2049 (d)	1,000,000	772,396
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2028 (d)	1,900,000	1,969,910
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2029 (d)	1,900,000	1,989,747
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2030 (d)	1,875,000	1,981,465
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2031 (d)	1,270,000	1,351,115
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2029 (d)	450,000	471,680
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2030 (d)	600,000	634,554
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2031 (d)	850,000	904,707
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2032 (d)	1,100,000	1,174,657
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2033 (d)	1,475,000	1,579,969
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2034 (d)	1,475,000	1,576,696
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2035 (d)	1,300,000	1,385,260
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026 A, 5% 12/1/2036 (d)	900,000	955,144
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2026B, 5.25% 12/1/2056 (d)	2,300,000	2,202,009
Montclair State University Inc Series 2025A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	400,000	439,411
Montclair State University Inc Series 2025A, 5% 7/1/2038 (Assured Guaranty Inc Insured)	350,000	381,135
Montclair State University Inc Series 2025A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	550,000	593,117
Montclair State University Inc Series 2025A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	235,000	251,789
Montclair State University Inc Series 2025A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	325,000	346,043
Montclair State University Inc Series 2025A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	250,000	264,991
Montclair State University Inc Series 2026A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	445,000	473,677
Montclair State University Inc Series 2026A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	900,000	951,854
Montclair State University Inc Series 2026A, 5% 7/1/2043	1,225,000	1,284,127
Montclair State University Inc Series 2026A, 5% 7/1/2045	1,000,000	1,045,078
Montclair State University Inc Series 2026A, 5.25% 7/1/2051 (Build America Mutual Assurance Co Insured)	1,725,000	1,790,426
Montclair State University Inc Series 2026A, 5.25% 7/1/2056	2,600,000	2,681,656
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,521,702
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,520,604
New Jersey Educational Facilities Authority (Ramapo College, NJ Proj.) 5% 7/1/2031	3,000,000	3,004,017
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 4% 7/1/2050	3,000,000	2,529,041
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2032	420,000	445,078
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2033	675,000	713,121
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2034	540,000	567,784
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2035	570,000	596,829
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	1,095,000	1,141,981
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2037	1,095,000	1,136,620
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	985,000	1,017,011
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	1,040,000	1,068,383
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2040	5,435,000	5,550,494
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2029	865,000	878,730
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2027	2,875,000	2,875,181
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,000,000	1,000,063
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	600,000	600,037
New Jersey Institute of Technology/NJ 5% 7/1/2031	375,000	396,053
New Jersey Institute of Technology/NJ 5% 7/1/2032	375,000	394,984
New Jersey Institute of Technology/NJ 5% 7/1/2033	170,000	178,370
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	1,500,000	1,588,654
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,568,076
New Jersey St Edl Facs Auth Rev (Kean University Proj.) Series 2026B, 5.25% 7/1/2056 (Build America Mutual Assurance Co Insured)	7,000,000	7,322,039
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,445,000	1,473,410
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	1,400,000	1,473,076
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2021C, 2% 3/1/2036	2,000,000	1,622,046
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2021C, 3% 3/1/2034	3,000,000	2,862,893
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,640,000	1,787,977
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	1,890,000	2,079,657
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	2,035,000	2,243,767
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	4,155,000	4,578,036
New Jersey St Edl Facs Auth Rev (William Paterson College, NJ Proj.) 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	400,000	440,937
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 4.25% 7/1/2033	460,000	460,521
TOTAL EDUCATION		118,490,905
Electric Utilities - 1.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (d)(e)	5,000,000	5,036,328
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 B, 3% 8/1/2043 (d)	510,000	389,738
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	385,000	304,095
NJ Econ Dev Auth (New Jersey Natural Gas Company Proj.) Series 2005C, 3.75% tender 4/1/2059 (d)(e)	3,125,000	3,114,717
TOTAL ELECTRIC UTILITIES		8,844,878
General Obligations - 34.4%
Audubon NJ Sch Dist Series 2022, 2.75% 8/15/2033 (Assured Guaranty Inc Insured)	1,160,000	1,076,115
Berkeley Township NJ Gen. Oblig. 3.25% 8/15/2035	1,255,000	1,187,619
Brigantine NJ Gen. Oblig. 2% 9/15/2036	1,945,000	1,581,434
Caldwell NJ Gen. Oblig. Series 2022, 2.375% 1/15/2040 (Assured Guaranty Inc Insured)	520,000	381,765
County of Bergen NJ Gen. Oblig. Series 2021 ABC, 2% 6/1/2028	285,000	277,734
Englewood NJ Gen. Oblig. 2% 2/1/2029	560,000	537,684
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2031	995,000	905,032
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2032	2,760,000	2,451,430
Hanover Park NJ Regl High Sch Dist 3.5% 3/15/2031	1,120,000	1,126,662
Hillsborough Twp NJ Sch Dist 2% 7/15/2040	1,240,000	843,168
Howell Twp NJ Gen. Oblig. 2% 10/1/2031	1,000,000	898,695
Hudson Cnty NJ Gen. Oblig. Series 2020, 3% 11/15/2032	485,000	468,243
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 3% 10/1/2036	2,950,000	2,663,518
Jersey City NJ Gen. Oblig. Series 2022A, 3% 2/15/2037	1,000,000	890,399
Lyndhurst Twp NJ Gen. Oblig. Series 2021, 2% 3/1/2035	2,850,000	2,333,202
Mahwah Twp NJ Sch Dist 1.5% 7/15/2032	1,470,000	1,301,524
Mercer Cnty NJ Gen. Oblig. Series 2021, 0.05% 2/15/2031	1,250,000	1,026,657
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	2,280,000	2,180,446
Millburn Twp NJ Brd Ed 1% 8/15/2027	1,430,000	1,400,862
Millburn Twp NJ Brd Ed 1% 8/15/2028	1,100,000	1,056,128
Monmouth Cnty NJ Impt Auth Rev Series 2021 A, 3% 3/1/2033 (County of Monmouth NJ Guaranteed)	385,000	373,542
Montclair Twp NJ Brd Ed 3.25% 1/15/2038 (Build America Mutual Assurance Co Insured)	1,825,000	1,658,250
Morris Cnty NJ Gen. Oblig. Series 2021, 2% 2/1/2029	1,085,000	1,044,645
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,255,000	1,163,308
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,250,000	1,139,579
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,000,000	891,583
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	5,000,000	5,222,579
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	1,725,000	1,894,756
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,570,000	1,722,293
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	3,000,000	3,256,811
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2039	3,000,000	3,237,194
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2031	2,555,000	2,616,133
New Jersey St 2% 6/1/2027	2,000,000	1,984,968
New Jersey St Gen. Oblig. 2% 6/1/2029	3,110,000	2,982,936
New Jersey St Gen. Oblig. 2.25% 6/1/2034	540,000	466,210
New Jersey St Gen. Oblig. 3% 6/1/2032	4,240,000	4,150,775
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (b)	10,000,000	9,914,226
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (b)	3,000,000	2,885,885
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (b)	14,795,000	12,835,457
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (b)	8,905,000	7,433,754
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (b)	355,000	284,315
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (b)	1,135,000	870,231
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (b)	4,930,000	3,793,499
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	10,775,000	7,859,259
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	5,800,000	4,247,746
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (b)	25,000,000	16,417,044
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	13,900,000	8,149,178
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	250,000	146,568
New Jersey Trans Trust Fund Auth 3% 6/15/2050	7,500,000	5,354,591
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,300,000	3,816,981
New Jersey Trans Trust Fund Auth 5% 12/15/2033	2,850,000	2,996,916
New Jersey Trans Trust Fund Auth 5% 6/15/2037	10,000,000	10,787,784
New Jersey Trans Trust Fund Auth 5% 6/15/2050	11,190,000	11,366,748
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	15,000,000	15,521,978
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	14,595,000	15,015,180
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	8,335,000	8,561,460
New Jersey Trans Trust Fund Auth Series 2009A, 0% 12/15/2032 (b)	1,925,000	1,546,480
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	1,035,000	1,006,373
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	750,000	695,195
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	6,440,000	6,786,152
Newark NJ Bd of Ed Bd 4% 7/15/2036 (Build America Mutual Assurance Co Insured)	775,000	779,035
Newark NJ Bd of Ed Bd 4% 7/15/2037 (Build America Mutual Assurance Co Insured)	725,000	725,353
Newark NJ Bd of Ed Bd 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	300,000	311,863
Newark NJ Bd of Ed Bd 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	300,000	316,991
Newark NJ Bd of Ed Bd 5% 7/15/2030 (Build America Mutual Assurance Co Insured)	300,000	321,283
Newark NJ Bd of Ed Bd 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	375,000	406,296
Newark NJ Bd of Ed Bd 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	400,000	432,298
Newark NJ Bd of Ed Bd 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	500,000	536,885
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2027	2,200,000	2,242,159
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2028	1,600,000	1,663,864
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2029	1,100,000	1,156,714
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2032	455,000	409,068
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2033	1,170,000	1,032,433
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2033	685,000	593,330
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2034	1,840,000	1,544,891
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2036	1,230,000	974,731
Piscataway Twp NJ Gen. Oblig. 2% 10/15/2034	1,485,000	1,242,687
Princeton NJ Gen. Oblig. 2.5% 9/15/2032	835,000	773,358
Rahway NJ Sch Dist 2.125% 7/15/2032	2,400,000	2,144,025
Rahway NJ Sch Dist 2.125% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,110,000	856,815
Rahway NJ Sch Dist 2.125% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,046,399
River Vale Township School District 2% 6/15/2030	1,020,000	950,733
Rumson Boro School District 2% 7/15/2034	680,000	575,850
Rumson Boro School District 2% 7/15/2035	865,000	712,110
Rumson Boro School District 2% 7/15/2036	1,185,000	947,939
Rutherford NJ Brd Ed Series 2019, 2.75% 12/15/2036	1,195,000	1,009,988
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2033	1,925,000	1,655,201
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2034	1,935,000	1,616,607
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2029 (d)	955,000	976,089
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2031 (d)	1,950,000	1,986,632
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2033 (d)	750,000	761,859
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2035 (d)	2,000,000	2,026,324
Washington Twp NJ Ban Gen. Oblig. 2% 5/15/2033	1,000,000	870,003
Washington Twp NJ Brd Ed Series 2023, 3.125% 8/15/2035	1,515,000	1,427,337
West Windsor Plains NJ Reg Sch 2.25% 8/1/2034	3,635,000	3,163,047
TOTAL GENERAL OBLIGATIONS		254,877,076
Health Care - 4.2%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	1,250,000	956,718
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	973,951	729,105
New Jersey Health Care (AHS Hospital Corp Proj.) 5% 7/1/2031	400,000	402,239
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2046	7,140,000	5,500,053
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2035	750,000	755,882
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2037	700,000	700,186
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2033	1,420,000	1,509,252
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2034	1,250,000	1,321,925
New Jersey Health Care (Hunterdon Medical Center Proj.) 4% 7/1/2045	1,425,000	1,291,256
New Jersey Health Care (Inspira Health Proj.) Series 2024A, 4.125% 7/1/2054	6,000,000	5,399,264
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2027	735,000	748,839
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2028	1,000,000	1,040,256
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2029	455,000	482,151
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	425,000	358,409
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	100,000	100,044
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 3% 7/1/2049	10,405,000	7,561,633
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 5% 7/1/2034	960,000	996,877
New Jersey Health Care (Virtua Health Proj.) 2.4% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (e)	2,575,000	2,575,000
TOTAL HEALTH CARE		32,429,089
Housing - 8.4%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 1.75% 4/1/2030	900,000	830,671
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 2.05% 10/1/2035	4,855,000	4,067,855
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 2.25% 10/1/2040	10,480,000	7,764,615
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 2.4% 10/1/2045	3,210,000	2,245,655
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 1.9% 10/1/2036	6,020,000	4,713,088
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 2.15% 10/1/2041	4,625,000	3,268,047
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 10/1/2028	480,000	501,126
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2028	300,000	310,218
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2029	500,000	525,798
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2022 I, 5% 10/1/2053	2,430,000	2,503,950
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	2,975,000	3,273,297
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2026 O, 6.25% 10/1/2056 (f)	8,250,000	9,180,670
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2020 A, 2.3% 11/1/2040	1,150,000	850,603
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2021 A, 2.25% 11/1/2036	1,500,000	1,214,227
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2021 A, 2.65% 11/1/2046	1,270,000	874,319
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2028 (d)	1,875,000	1,923,309
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2029 (d)	1,950,000	2,009,055
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2030 (d)	2,045,000	2,108,341
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2029 (d)	1,885,000	1,938,832
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2030 (d)	2,000,000	2,062,133
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 11/1/2027	625,000	623,354
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 5/1/2027	580,000	578,509
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 11/1/2028	790,000	788,857
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 5/1/2028	765,000	760,695
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.9% 11/1/2027	3,750,000	3,740,124
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.95% 5/1/2028	3,150,000	3,132,260
TOTAL HOUSING		61,789,608
Special Tax - 1.6%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 4% 11/1/2044 (Assured Guaranty Inc Insured)	3,000,000	2,812,836
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2027 (Assured Guaranty Inc Insured)	750,000	767,810
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2028 (Assured Guaranty Inc Insured)	1,000,000	1,042,847
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2027 (Assured Guaranty Inc Insured)	300,000	307,124
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2028 (Assured Guaranty Inc Insured)	350,000	364,996
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2037 (Assured Guaranty Inc Insured)	750,000	800,791
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2044 (Assured Guaranty Inc Insured)	900,000	924,186
NJ Eda Motor Vehicle Series 2017A, 3.125% 7/1/2029	1,335,000	1,318,773
NJ Eda Motor Vehicle Series 2017A, 3.375% 7/1/2030	3,705,000	3,650,964
TOTAL SPECIAL TAX		11,990,327
Tobacco Bonds - 1.6%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,000,000	1,015,350
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	2,000,000	2,067,850
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2033	1,000,000	1,024,029
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	7,915,000	7,643,637
TOTAL TOBACCO BONDS		11,750,866
Transportation - 8.3%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (d)	1,500,000	1,504,939
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	750,000	753,598
New Jersey Turnpike Authority 5% 1/1/2034 (f)	4,500,000	4,921,362
New Jersey Turnpike Authority 5% 1/1/2035 (f)	2,420,000	2,650,792
New Jersey Turnpike Authority Series 2024 B, 5.25% 1/1/2049	5,000,000	5,203,110
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	6,035,000	6,279,478
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	5,385,000	5,586,079
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	5,000,000	5,219,912
New Jersey Turnpike Authority Series 2026 A 2, 5% tender 1/1/2054 (e)	13,750,000	15,094,342
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (d)	1,955,000	1,970,001
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2028 (Assured Guaranty Inc Insured)	200,000	209,651
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,585,610
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2032 (Assured Guaranty Inc Insured)	1,230,000	1,294,911
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Inc Insured)	750,000	787,171
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2038 (Build America Mutual Assurance Co Insured)	2,000,000	1,958,145
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	1,929,536
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,096,057
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2037 (Build America Mutual Assurance Co Insured)	750,000	812,787
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,076,160
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,065,880
TOTAL TRANSPORTATION		60,999,521
Water & Sewer - 0.8%
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 4% 8/1/2059 (d)	1,000,000	821,015
North Hudson Sewerage Authority/NJ Series 2026, 5% 6/1/2039 (Assured Guaranty Inc Insured)	750,000	813,025
North Hudson Sewerage Authority/NJ Series 2026, 5% 6/1/2040 (Assured Guaranty Inc Insured)	1,300,000	1,392,720
North Hudson Sewerage Authority/NJ Series 2026, 5% 6/1/2041 (Assured Guaranty Inc Insured)	1,000,000	1,065,493
North Hudson Sewerage Authority/NJ Series 2026, 5% 6/1/2042 (Assured Guaranty Inc Insured)	875,000	929,688
Rahway Vy NJ Sew Auth Swr Rev 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (b)	1,375,000	962,781
TOTAL WATER & SEWER		5,984,722
TOTAL NEW JERSEY		567,156,992
New Jersey,New York - 12.7%
Transportation - 12.7%
Port Auth NY & NJ 4% 7/15/2037 (d)	1,000,000	977,093
Port Auth NY & NJ 4% 7/15/2045 (d)	1,500,000	1,341,835
Port Auth NY & NJ 4% 7/15/2050 (d)	1,215,000	1,047,420
Port Auth NY & NJ 5% 1/15/2047 (d)	6,000,000	6,066,736
Port Auth NY & NJ 5% 10/15/2033 (d)	9,195,000	10,027,284
Port Auth NY & NJ 5% 7/15/2035 (d)	2,500,000	2,601,146
Port Auth NY & NJ 5% 9/15/2028 (d)	4,000,000	4,116,174
Port Auth NY & NJ 5% 9/15/2029 (d)	1,750,000	1,797,952
Port Auth NY & NJ 5% 9/15/2034 (d)	5,000,000	5,099,366
Port Auth NY & NJ Series 197, 5% 11/15/2032 (d)	5,000,000	5,018,649
Port Auth NY & NJ Series 214, 5% 9/1/2030 (d)	250,000	261,831
Port Auth NY & NJ Series 214, 5% 9/1/2036 (d)	6,785,000	6,975,328
Port Auth NY & NJ Series 223, 4% 7/15/2034 (d)	2,000,000	2,012,171
Port Auth NY & NJ Series 223, 4% 7/15/2035 (d)	2,250,000	2,250,656
Port Auth NY & NJ Series 223, 4% 7/15/2036 (d)	1,350,000	1,333,909
Port Auth NY & NJ Series 223, 4% 7/15/2037 (d)	2,750,000	2,687,006
Port Auth NY & NJ Series 223, 4% 7/15/2038 (d)	6,000,000	5,722,705
Port Auth NY & NJ Series 223, 4% 7/15/2039 (d)	4,000,000	3,747,516
Port Auth NY & NJ Series 223, 5% 7/15/2056 (d)	3,465,000	3,479,633
Port Auth NY & NJ Series 227, 2% 10/1/2031 (d)	2,685,000	2,429,638
Port Auth NY & NJ Series 227, 2% 10/1/2033 (d)	770,000	661,403
Port Auth NY & NJ Series 238, 5% 7/15/2035 (d)	3,525,000	3,790,723
Port Auth NY & NJ Series 238, 5% 7/15/2036 (d)	3,430,000	3,661,962
Port Auth NY & NJ Series 238, 5% 7/15/2037 (d)	1,765,000	1,869,510
Port Auth NY & NJ Series 238, 5% 7/15/2038 (d)	3,235,000	3,400,156
Port Auth NY & NJ Series 238, 5% 7/15/2039 (d)	1,685,000	1,758,084
Port Auth NY & NJ Series 246, 5% 9/1/2033 (d)	7,975,000	8,693,464
Port Auth NY & NJ Series 246, 5% 9/1/2041 (d)	1,400,000	1,450,406
TOTAL NEW JERSEY,NEW YORK		94,279,756
New Jersey,Pennsylvania - 3.6%
Transportation - 3.6%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,200,000	1,242,035
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	3,170,000	3,450,644
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2039	5,250,000	5,658,537
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2040	4,750,000	5,068,193
Delaware Rvr Jt Toll Brg PA NJ Series 2019 A, 5% 7/1/2044	700,000	717,062
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5% 7/1/2037	1,350,000	1,499,553
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5% 7/1/2039	1,825,000	1,988,221
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5% 7/1/2040	1,045,000	1,126,928
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5% 7/1/2041	1,800,000	1,927,898
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5% 7/1/2043	1,875,000	1,992,488
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5.25% 7/1/2051	1,600,000	1,683,965
TOTAL NEW JERSEY,PENNSYLVANIA		26,355,524
Puerto Rico - 0.9%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,552,650	1,133,042
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	545,000	572,494
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,300,000	1,402,560
TOTAL GENERAL OBLIGATIONS		3,108,096
Health Care - 0.2%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	195,000	165,573
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	860,000	897,496
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	125,000	130,344
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2034	110,000	113,510
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2035	480,000	492,786
TOTAL HEALTH CARE		1,799,709
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	1,465,000	1,249,100
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	645,000	668,137
TOTAL PUERTO RICO		6,825,042
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,055,000	1,141,140
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,645,000	1,768,032
TOTAL VIRGIN ISLANDS		2,909,172
TOTAL MUNICIPAL SECURITIES (Cost $713,511,544)		708,552,463

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $43,511,776)	2.65	43,503,076	43,511,776

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $757,023,320)	752,064,239
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(11,010,004)
NET ASSETS - 100.0%	741,054,235

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,353,960 or 0.3% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	17,043,645	144,047,073	117,578,942	744,964	-	-	43,511,776	43,503,076
	17,043,645	144,047,073	117,578,942	744,964	-	-	43,511,776

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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